Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Intangible Assets

	31 December 2023					31 December 2022
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	37 741	2 026	4 050	354	44 170	45 015
Effect of movements in foreign exchange	703	67	181	6	957	(751)
Acquisitions through business combinations	15	-	-	-	15	-
Acquisitions and expenditures	7	182	632	17	838	978
Disposals through sale and derecognition	(1)	-	(56)	(9)	(67)	(1 437)
Transfer (to)/from other asset categories and other movements¹	(132)	(56)	572	(218)	166	365
Balance at end of period	38 332	2 219	5 379	150	46 080	44 170

Amortization and impairment losses
Balance at end of previous year	(88)	(1 247)	(2 577)	(49)	(3 961)	(4 585)
Effect of movements in foreign exchange	-	(51)	(132)	(8)	(191)	100
Amortization	-	(136)	(544)	(31)	(711)	(647)
Impairment	(5)	-	(25)	-	(31)	(4)
Disposals through sale and derecognition	-	-	56	4	60	1 339
Transfer to/(from) other asset categories and other movements¹	-	46	2	(9)	39	(164)
Balance at end of period	(94)	(1 388)	(3 219)	(93)	(4 794)	(3 961)

Carrying value
at 31 December 2022	37 652	779	1 473	305	40 209	40 209
at 31 December 2023	38 239	830	2 160	57	41 286

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives

Million US dollar Cash-generating unit	2023	2022

United States	21 939	21 979
Rest of North America	41	40
Mexico	3 629	3 166
Colombia	2 990	2 374
Rest of Middle Americas	3 590	3 531
Brazil	15	-
Rest of South America	655	767
Europe	432	423
South Africa	2 623	2 847
Rest of Africa	910	1 072
China	393	405
Rest of Asia Pacific	1 021	1 048
Total carrying amount of intangible assets with indefinite useful lives	38 239	37 652